Average Annual Total Returns - Class A Class C and Institutional Class - Inverse Russell 2000 Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(34.33%)	(16.85%)	(15.36%)	(34.35%)	(16.91%)	(15.39%)	(20.32%)	(11.58%)	(9.18%)	19.96%	14.21%	13.29%	(32.28%)	(16.67%)	(15.58%)	(32.30%)	(16.73%)	(15.61%)	(19.11%)	(11.47%)	(9.27%)	19.96%	14.21%	13.29%